Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 275,000	$ 1,248,000
Accounts receivable, net	388,000	397,000
Investment in lease, net-current portion	27,000
Inventory, net	479,000	591,000
Prepaid expenses and other current assets	95,000	228,000
Total current assets	1,264,000	2,464,000
Property and equipment, net	70,000	12,000
Investment in lease, net-less current portion	61,000
License and supply agreement, net	1,262,000	1,473,000
Other asset	21,000	21,000
Total assets	2,678,000	3,970,000
Current liabilities:
Accounts payable	585,000	652,000
Accrued expenses	240,000	237,000
Deferred revenue, current portion	70,000	70,000
Total current liabilities	895,000	959,000
Unsecured long-term note payable, net of debt issuance costs and debt discount of $349	838,000
Long-term portion of deferred revenue	278,000	347,000
Total liabilities	2,011,000	1,306,000
Commitments and Contingencies (Note 13)
Stockholders' equity:
Preferred stock, $.001 par value; 5,000,000 shares authorized at December 31, 2016 and 2015; no shares issued and outstanding at December 31, 2016 and 2015.
Common stock, $.001 par value; 90,000,000 shares authorized at December 31, 2016 and 2015; 49,782,797 and 48,580,355 shares issued and outstanding at December 31, 2016 and December 31, 2015, respectively.	50,000	49,000
Additional paid-in capital	120,835,000	119,797,000
Accumulated other comprehensive income	67,000	71,000
Accumulated deficit	(120,285,000)	(117,253,000)
Total stockholders' equity	667,000	2,664,000
Total liabilities and stockholders' equity	$ 2,678,000	$ 3,970,000